Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$1,115,350,000	$1,144,497,230
2.125%, 12/31/2022	473,525,000	494,685,648
2.500%, 05/15/2024	667,135,000	722,694,837
2.250%, 11/15/2025	40,575,000	44,607,141
2.000%, 11/15/2026	411,350,000	451,601,239
2.250%, 11/15/2027	410,550,000	461,740,453
1.625%, 08/15/2029	99,450,000	108,307,266
2.875%, 05/15/2043	1,064,945,000	1,393,039,581
2.500%, 02/15/2045	843,000,000	1,039,787,813
2.875%, 05/15/2049	307,050,000	412,226,618
Total U.S. Treasury Securities (Cost $5,888,016,401)		6,273,187,826	20.8%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,679,759
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,426,885
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,327,708
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	1,953,000	1,744,029
5.950%, 01/28/2031 (1)(2)	558,000	471,231
6.350%, 02/12/2048 (1)	8,500,000	6,396,250
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,655,588
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	10,000,000	10,794,126
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	14,936,139
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	15,000,000	15,441,916
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	10,561,409
Total Other Government Related Securities (Cost $72,514,113)		74,435,040	0.2%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046	4,700,000	6,663,663
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	24,000,000	25,025,966
3.250%, 10/01/2022 (2)	17,863,000	18,682,740
3.850%, 06/15/2024 (2)	12,067,000	13,224,405
3.800%, 03/15/2025 (2)	16,425,000	18,212,739
2.950%, 11/21/2026 (2)	9,625,000	10,483,813
4.550%, 03/15/2035 (2)	8,000,000	9,835,470
4.500%, 05/14/2035	9,000,000	10,954,034
4.300%, 05/14/2036	6,000,000	7,067,204
4.050%, 11/21/2039 (2)	12,700,000	14,604,469
Adventist Health System:
2.952%, 03/01/2029	19,250,000	20,431,088
3.630%, 03/01/2049	9,000,000	9,299,840
Agilent Technologies, Inc.,
2.100%, 06/04/2030	14,000,000	14,390,396
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040	10,425,000	11,101,880
Alcon Finance Corp.:
2.750%, 09/23/2026 (2)	14,770,000	16,049,063
3.800%, 09/23/2049 (2)	7,000,000	7,914,057
Allegion PLC,
3.500%, 10/01/2029 (1)	15,000,000	16,372,998
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024	7,000,000	7,416,789
3.550%, 10/01/2027	11,975,000	13,021,271
Amgen, Inc.:
3.150%, 02/21/2040	13,350,000	14,202,439
4.400%, 05/01/2045	12,300,000	15,238,386
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,754,080
Anglo American Capital PLC:
5.375%, 04/01/2025 (1)(2)	19,876,000	22,847,576
4.875%, 05/14/2025 (1)(2)	13,831,000	15,753,647
4.750%, 04/10/2027 (1)(2)	10,000,000	11,489,819
2.625%, 09/10/2030 (1)(2)	25,000,000	24,932,002
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,973,207
4.375%, 04/15/2038	7,000,000	8,155,526
5.450%, 01/23/2039	20,000,000	25,892,793
4.900%, 02/01/2046	37,000,000	45,622,088
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	8,900,000	9,713,766
4.500%, 06/20/2029 (1)(2)	8,000,000	8,995,336
Apple, Inc.:
2.400%, 05/03/2023	2,678,000	2,819,604
2.650%, 05/11/2050	10,000,000	10,478,829
ArcelorMittal:
3.600%, 07/16/2024 (1)	10,000,000	10,475,710
4.550%, 03/11/2026 (1)	13,000,000	14,086,294
4.250%, 07/16/2029 (1)	15,000,000	15,784,724
Archer-Daniels-Midland Co.,
3.250%, 03/27/2030	7,000,000	8,024,449
AT&T, Inc.:
3.875%, 01/15/2026	7,000,000	7,937,339
4.125%, 02/17/2026	7,650,000	8,767,665
2.950%, 07/15/2026	6,250,000	6,829,056
3.800%, 02/15/2027	6,300,000	7,107,895
5.250%, 03/01/2037	10,000,000	12,503,206
4.900%, 08/15/2037	10,000,000	12,084,043
6.375%, 03/01/2041	11,764,000	16,806,876
3.100%, 02/01/2043	5,825,000	5,681,379
4.800%, 06/15/2044	1,375,000	1,638,752
3.550%, 09/15/2055 (2)	55,110,000	53,411,107
3.650%, 09/15/2059 (2)	49,359,000	48,487,790
BAE Systems PLC,
1.900%, 02/15/2031 (1)(2)	18,500,000	18,415,250
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	7,350,000	8,338,052
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	17,184,570
4.250%, 12/15/2025 (2)	14,440,000	16,516,905
Becton Dickinson and Co.:
3.363%, 06/06/2024	6,300,000	6,818,033
3.734%, 12/15/2024	4,000,000	4,414,750
2.823%, 05/20/2030	15,000,000	16,176,164
4.875%, 05/15/2044	10,815,000	13,131,986
Bell Canada, Inc.:
4.464%, 04/01/2048 (1)	1,225,000	1,507,722
4.300%, 07/29/2049 (1)	4,123,000	5,100,496
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	19,736,495
Boardwalk Pipelines LP:
4.950%, 12/15/2024	27,631,000	30,337,317
5.950%, 06/01/2026	28,506,000	33,188,720
4.450%, 07/15/2027	7,000,000	7,538,621
4.800%, 05/03/2029	15,000,000	16,345,849
3.400%, 02/15/2031	5,825,000	5,709,407
Boeing Co.,
5.150%, 05/01/2030	5,000,000	5,634,841
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	8,000,000	8,986,907
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	6,129,758
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022	6,450,000	6,840,987
3.250%, 02/20/2023	6,175,000	6,567,821
4.000%, 08/15/2023	2,477,000	2,700,127
4.125%, 06/15/2039	9,150,000	11,566,879
Broadcom, Inc.:
3.625%, 10/15/2024	19,075,000	20,798,898
3.125%, 01/15/2025	12,000,000	12,783,045
3.150%, 11/15/2025	23,600,000	25,561,838
4.250%, 04/15/2026	58,100,000	65,456,683
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029	11,300,000	12,241,606
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,288,552
3.000%, 09/25/2022	15,000,000	15,592,905
1.630%, 08/17/2025	10,000,000	10,043,740
3.250%, 08/15/2026	11,550,000	12,454,941
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,761,440
Cameron LNG LLC,
3.302%, 01/15/2035 (2)	20,000,000	22,565,100
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	11,519,254
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,162,714
Carlisle Companies, Inc.:
3.500%, 12/01/2024	5,000,000	5,481,050
2.750%, 03/01/2030	16,000,000	17,007,396
Carrier Global Corp.:
2.242%, 02/15/2025 (2)	8,125,000	8,475,767
2.493%, 02/15/2027 (2)	25,975,000	27,160,209
2.722%, 02/15/2030 (2)	6,861,000	7,176,854
2.700%, 02/15/2031 (2)	18,500,000	19,273,852
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	20,000,000	21,347,637
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	11,452,045
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	12,690,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,472,500
5.150%, 03/15/2034	3,000,000	3,540,000
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,581,986
4.908%, 07/23/2025	54,750,000	63,303,193
3.750%, 02/15/2028	5,000,000	5,528,024
5.050%, 03/30/2029	33,420,000	40,056,660
6.384%, 10/23/2035	10,800,000	14,811,105
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,000,000	4,605,433
5.125%, 06/30/2027	18,219,000	20,280,325
Cigna Corp.:
3.900%, 02/15/2022	10,000,000	10,459,863
3.050%, 11/30/2022	10,000,000	10,516,989
3.000%, 07/15/2023	5,512,000	5,847,469
3.500%, 06/15/2024	9,000,000	9,817,519
4.125%, 11/15/2025	3,190,000	3,659,458
4.500%, 02/25/2026	9,810,000	11,460,092
2.400%, 03/15/2030	15,000,000	15,556,837
4.800%, 08/15/2038	5,000,000	6,206,840
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,221,042
CNH Industrial Capital LLC:
1.950%, 07/02/2023	22,275,000	22,692,626
4.200%, 01/15/2024	2,450,000	2,632,348
1.875%, 01/15/2026 (8)	20,000,000	19,972,773
CNH Industrial NV,
3.850%, 11/15/2027 (1)	23,656,000	25,574,698
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	6,199,000	7,150,266
5.800%, 06/01/2045	10,776,000	14,049,019
Comcast Corp.:
3.300%, 04/01/2027	9,125,000	10,318,092
3.200%, 07/15/2036	6,000,000	6,663,417
3.969%, 11/01/2047	8,622,000	10,306,636
4.950%, 10/15/2058	10,000,000	14,328,333
CommonSpirit Health,
3.347%, 10/01/2029	17,635,000	18,693,026
Conagra Brands, Inc.:
9.750%, 03/01/2021	4,548,000	4,701,891
7.125%, 10/01/2026	6,441,000	8,212,033
7.000%, 10/01/2028	4,300,000	5,758,199
5.300%, 11/01/2038	5,000,000	6,445,953
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	10,897,347
Costco Wholesale Corp.:
1.375%, 06/20/2027	8,600,000	8,809,052
1.600%, 04/20/2030	15,000,000	15,250,979
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	5,244,204
3.350%, 09/15/2026 (2)	4,450,000	4,949,336
4.800%, 02/01/2035 (2)	14,000,000	17,607,747
8.375%, 03/01/2039 (2)	19,011,000	31,027,369
CSX Corp.,
4.650%, 03/01/2068	9,000,000	11,795,743
CVS Health Corp.:
3.625%, 04/01/2027	3,000,000	3,358,217
3.250%, 08/15/2029	8,000,000	8,800,067
4.780%, 03/25/2038	33,000,000	40,206,793
2.700%, 08/21/2040	5,000,000	4,765,416
5.125%, 07/20/2045	22,500,000	28,428,504
5.050%, 03/25/2048	28,300,000	36,122,357
Daimler Finance North America LLC:
3.400%, 02/22/2022 (2)	6,550,000	6,781,265
2.550%, 08/15/2022 (2)	30,000,000	30,930,300
1.750%, 03/10/2023 (2)	20,000,000	20,385,038
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	20,670,742
Dentsply Sirona,
3.250%, 06/01/2030	15,000,000	16,307,722
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	8,661,000	13,456,861
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	12,585,000	12,882,433
5.450%, 06/15/2023 (2)	15,043,000	16,492,026
6.020%, 06/15/2026 (2)	54,432,000	63,912,935
Dollar General Corp.,
3.500%, 04/03/2030	7,000,000	7,967,116
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,282,971
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,526,600
5.319%, 11/15/2038	29,000,000	36,799,772
DXC Technology Co.:
4.250%, 04/15/2024	54,525,000	58,920,062
4.125%, 04/15/2025	7,100,000	7,671,435
4.750%, 04/15/2027	36,917,000	41,139,563
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (8)	4,000,000	4,046,039
EI du Pont de Nemours and Co.,
2.300%, 07/15/2030	7,450,000	7,903,967
Elanco Animal Health, Inc.,
5.272%, 08/28/2023	10,000,000	10,725,000
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	18,492,000	19,463,146
Emerson Electric Co.,
2.750%, 10/15/2050	16,158,000	16,437,694
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,923,135
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,340,208
7.375%, 10/15/2045	20,000,000	29,282,837
Encana Corp.,
3.900%, 11/15/2021	20,000,000	19,993,511
Energy Transfer Operating LP:
5.500%, 06/01/2027	5,468,000	6,020,737
4.900%, 03/15/2035	4,550,000	4,478,845
5.800%, 06/15/2038	7,797,000	7,843,354
6.050%, 06/01/2041	1,968,000	1,998,320
5.950%, 10/01/2043	3,550,000	3,524,480
6.125%, 12/15/2045	5,797,000	5,818,978
6.000%, 06/15/2048	10,000,000	10,057,891
6.250%, 04/15/2049	3,850,000	3,979,052
Energy Transfer Partners LP:
4.050%, 03/15/2025	21,190,000	22,272,417
6.500%, 02/01/2042	5,621,000	5,887,810
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	20,545,414
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	9,364,971
5.750%, 03/01/2035	4,930,000	6,059,217
3.200%, 02/15/2052	30,725,000	28,392,691
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,405,000	10,384,710
4.000%, 08/01/2024	3,000,000	2,936,205
4.125%, 12/01/2026	10,000,000	9,529,850
Equinix, Inc.,
2.150%, 07/15/2030	9,675,000	9,794,729
ERAC USA Finance LLC,
3.300%, 12/01/2026 (2)	20,225,000	22,026,116
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,500,000	3,599,995
2.992%, 03/19/2025	33,700,000	36,930,376
3.294%, 03/19/2027	10,000,000	11,256,294
3.482%, 03/19/2030	11,125,000	12,828,199
2.610%, 10/15/2030	14,500,000	15,673,169
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	19,189,495
Ferguson Finance PLC:
4.500%, 10/24/2028 (1)(2)	34,125,000	39,577,644
3.250%, 06/02/2030 (1)(2)	28,100,000	30,542,013
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	12,188,000	12,978,219
3.875%, 06/05/2024	582,000	641,897
4.500%, 08/15/2046	17,040,000	21,188,872
Fiserv, Inc.:
3.500%, 10/01/2022	5,410,000	5,704,869
3.200%, 07/01/2026	11,650,000	12,943,657
4.200%, 10/01/2028	5,000,000	5,938,068
2.650%, 06/01/2030	28,900,000	31,098,870
4.400%, 07/01/2049	3,500,000	4,390,403
Flex Ltd.,
3.750%, 02/01/2026 (1)	15,000,000	16,383,300
FLIR Systems, Inc.,
2.500%, 08/01/2030	7,000,000	7,163,223
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (2)	18,500,000	19,390,451
FMC Corp.:
4.100%, 02/01/2024	46,920,000	51,058,511
3.200%, 10/01/2026	5,000,000	5,524,509
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,198,613
4.375%, 05/10/2043 (1)	1,874,000	2,278,372
3.500%, 01/16/2050 (1)	26,734,000	28,438,507
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	25,000,000	24,947,187
3.336%, 03/18/2021	7,500,000	7,501,875
3.339%, 03/28/2022	5,000,000	4,980,500
2.979%, 08/03/2022	34,690,000	34,169,650
3.087%, 01/09/2023	5,900,000	5,781,351
4.140%, 02/15/2023	10,000,000	10,062,200
5.584%, 03/18/2024	9,350,000	9,726,221
3.664%, 09/08/2024	5,565,000	5,445,492
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,184,326
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	16,558,102
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	16,288,946
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (2)	24,200,000	27,167,237
2.375%, 02/16/2031 (2)	25,000,000	24,717,761
General Dynamics Corp.:
3.250%, 04/01/2025	4,000,000	4,428,595
3.500%, 04/01/2027	10,500,000	12,071,823
General Electric Co.:
3.150%, 09/07/2022	11,538,000	12,050,248
3.100%, 01/09/2023	2,850,000	2,990,790
3.450%, 05/01/2027	4,000,000	4,235,148
3.625%, 05/01/2030	10,000,000	10,356,134
6.150%, 08/07/2037	13,124,000	15,734,055
6.875%, 01/10/2039	5,000,000	6,422,971
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	9,000,000	9,014,419
4.200%, 03/01/2021	30,000,000	30,367,307
4.375%, 09/25/2021	2,675,000	2,759,719
3.450%, 01/14/2022	5,000,000	5,128,071
3.150%, 06/30/2022	6,000,000	6,163,500
1.700%, 08/18/2023	25,000,000	25,062,469
5.100%, 01/17/2024	33,000,000	36,036,081
2.900%, 02/26/2025	13,000,000	13,397,410
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	24,000,000	25,132,536
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,917,876
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	5,861,200
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	14,677,984
4.625%, 04/29/2024 (2)	35,620,000	39,240,830
4.000%, 04/16/2025 (2)	4,450,000	4,884,276
4.000%, 03/27/2027 (2)	25,550,000	27,900,234
3.875%, 10/27/2027 (2)	2,000,000	2,180,760
4.875%, 03/12/2029 (2)	11,000,000	12,866,868
2.500%, 09/01/2030 (2)	30,000,000	29,180,808
Global Payments, Inc.:
4.000%, 06/01/2023	19,700,000	21,344,189
4.800%, 04/01/2026	13,830,000	16,146,530
2.900%, 05/15/2030	14,467,000	15,479,835
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,312,681
3.875%, 06/27/2024 (1)(2)	18,220,000	19,799,673
4.875%, 06/27/2044 (1)(2)	7,400,000	8,674,650
4.700%, 11/10/2047 (1)(2)	25,000,000	29,161,250
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,730,184
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,700,647
Halliburton Co.,
3.800%, 11/15/2025	551,000	598,708
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	35,431,563
4.500%, 02/15/2027	5,000,000	5,615,967
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022	15,150,000	16,189,639
HP, Inc.:
2.200%, 06/17/2025	15,000,000	15,712,841
3.000%, 06/17/2027	35,000,000	37,838,358
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	12,457,455
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	20,864,262
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,607,651
Hyundai Capital America:
3.000%, 03/18/2021 (2)	15,000,000	15,130,049
3.750%, 07/08/2021 (2)	12,950,000	13,243,323
3.950%, 02/01/2022 (2)	17,222,000	17,867,177
3.100%, 04/05/2022 (2)	21,255,000	21,865,114
3.000%, 06/20/2022 (2)	6,222,000	6,414,942
1.250%, 09/18/2023 (2)	14,000,000	13,968,780
3.400%, 06/20/2024 (2)	19,025,000	20,159,128
Infor, Inc.,
1.750%, 07/15/2025 (2)	17,375,000	17,875,089
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (1)	10,000,000	12,629,534
Ingredion, Inc.,
2.900%, 06/01/2030	26,775,000	29,073,160
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	13,871,097
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,618,857
2.375%, 03/15/2030	9,125,000	9,522,315
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,179,372
4.500%, 02/15/2047 (1)	4,400,000	5,512,249
4.950%, 07/02/2064 (1)(7)	1,713,000	2,215,859
Kansas City Southern:
4.700%, 05/01/2048	10,075,000	11,201,654
3.500%, 05/01/2050	12,000,000	12,410,240
Kellogg Co.,
2.100%, 06/01/2030	20,000,000	20,487,642
Keysight Technologies, Inc.,
4.600%, 04/06/2027	22,450,000	26,241,564
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	11,029,294
7.300%, 08/15/2033	8,103,000	11,036,500
5.800%, 03/15/2035	1,150,000	1,383,343
6.950%, 01/15/2038	14,008,000	18,331,700
6.500%, 09/01/2039	5,359,000	6,752,418
7.500%, 11/15/2040	6,617,000	8,911,817
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,207,151
5.625%, 11/15/2023 (2)	5,017,000	5,649,332
8.050%, 10/15/2030	3,670,000	4,832,591
7.800%, 08/01/2031	16,745,000	23,171,450
7.750%, 01/15/2032	36,569,000	50,912,397
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	7,000,000	7,443,712
3.000%, 06/01/2026	10,000,000	10,275,218
5.000%, 07/15/2035	14,740,000	16,973,057
L3Harris Technologies, Inc.,
3.832%, 04/27/2025	5,000,000	5,587,858
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,483,342
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,269,840
Leidos, Inc.:
3.625%, 05/15/2025 (2)	12,925,000	14,335,764
4.375%, 05/15/2030 (2)	11,500,000	13,477,425
Lennar Corp.,
4.125%, 01/15/2022	496,000	507,780
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	6,253,959
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,301,943
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	5,320,596
3.950%, 03/01/2050	5,100,000	5,216,575
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,858,696
3.625%, 09/15/2024	1,600,000	1,710,468
4.750%, 09/15/2044	1,500,000	1,563,779
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030	23,125,000	24,024,449
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	6,200,000	6,458,637
6.250%, 05/01/2037	893,000	1,094,356
Masco Corp.,
4.450%, 04/01/2025	5,000,000	5,715,097
McDonald's Corp.:
3.300%, 07/01/2025	3,000,000	3,335,817
3.500%, 07/01/2027	6,000,000	6,832,353
Medtronic, Inc.,
3.150%, 03/15/2022	1,562,000	1,624,462
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	20,423,242
4.333%, 06/01/2023	16,455,000	17,709,047
Microsoft Corp.:
3.950%, 08/08/2056	9,903,000	13,043,751
2.675%, 06/01/2060	2,097,000	2,212,074
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (2)	11,300,000	11,420,663
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	9,365,000	9,733,996
Molson Coors Beverage Co.,
3.000%, 07/15/2026	9,889,000	10,542,861
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	40,025,621
5.450%, 11/15/2033	2,000,000	2,326,655
4.875%, 11/15/2041	5,000,000	5,243,841
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,790,976
5.250%, 01/15/2025	9,276,000	9,593,945
4.000%, 02/15/2025	6,000,000	6,564,665
4.875%, 06/01/2025	18,665,000	21,125,829
1.750%, 03/01/2026	17,125,000	17,047,849
4.125%, 03/01/2027	11,700,000	12,861,151
2.650%, 08/15/2030	22,125,000	21,595,411
4.500%, 04/15/2038	5,725,000	5,860,952
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,080,554
3.950%, 06/15/2026 (1)	32,400,000	36,450,972
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	5,259,688
4.550%, 04/15/2028	16,705,000	19,459,764
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,679,200
NIKE, Inc.,
2.850%, 03/27/2030	7,000,000	7,861,845
Norfolk Southern Corp.,
3.050%, 05/15/2050	15,000,000	15,941,462
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,659,026
4.200%, 04/01/2029 (1)	7,000,000	8,325,399
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	26,190,000	28,263,670
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	8,724,375
7.500%, 05/01/2031	7,170,000	6,811,500
7.875%, 09/15/2031	6,320,000	6,130,400
ONEOK, Inc.:
7.500%, 09/01/2023	5,000,000	5,733,694
2.750%, 09/01/2024	1,200,000	1,229,019
Oracle Corp.,
2.800%, 04/01/2027	41,225,000	45,328,554
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	47,344,658
Otis Worldwide Corp.,
3.362%, 02/15/2050	3,025,000	3,322,688
PACCAR Financial Corp.,
2.650%, 04/06/2023	15,000,000	15,812,596
Pactiv LLC,
7.950%, 12/15/2025	286,000	311,740
Penske Truck Leasing Co.,
2.700%, 11/01/2024 (2)	5,275,000	5,596,610
PepsiCo, Inc.,
2.750%, 03/19/2030	22,000,000	24,625,991
PerkinElmer, Inc.,
3.300%, 09/15/2029	24,200,000	26,873,355
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	347,399
4.250%, 07/15/2022 (1)(2)	20,527,000	21,836,367
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,448,082
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,524,430
Phillips 66:
2.150%, 12/15/2030	12,000,000	11,669,959
5.875%, 05/01/2042	6,000,000	7,904,479
4.875%, 11/15/2044	21,130,000	25,117,303
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,186,222
3.550%, 10/01/2026	7,000,000	7,370,196
3.150%, 12/15/2029	12,000,000	11,842,326
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	9,664,773
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	977,184
Procter & Gamble Co.,
3.000%, 03/25/2030	9,150,000	10,613,509
Quanta Services, Inc.,
2.900%, 10/01/2030	8,275,000	8,445,547
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (2)	9,578,000	10,773,300
7.500%, 09/15/2029	8,000,000	11,627,699
2.250%, 07/01/2030	12,375,000	13,088,257
4.350%, 04/15/2047 (2)	9,175,000	11,474,718
3.125%, 07/01/2050	6,000,000	6,399,475
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,354,270
Reliance Steel & Aluminum Co.,
2.150%, 08/15/2030	10,000,000	9,784,484
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	638,666
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	20,017,205
5.875%, 06/30/2026	60,000,000	70,949,653
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	2,410,020
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	8,153,270
Shell International Finance BV:
2.375%, 04/06/2025 (1)	8,875,000	9,460,970
3.250%, 05/11/2025 (1)	5,725,000	6,333,293
2.750%, 04/06/2030 (1)	8,750,000	9,568,037
4.125%, 05/11/2035 (1)	10,000,000	12,042,053
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,969,133
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	27,795,066
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,758,080
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	6,037,194
3.350%, 02/01/2022 (2)	30,802,000	31,128,628
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,425,000
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	61,307,000	69,012,073
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	8,006,081
Steel Dynamics, Inc.:
2.400%, 06/15/2025	5,000,000	5,216,862
3.250%, 01/15/2031	7,000,000	7,490,097
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	12,322,179
5.400%, 10/01/2047	7,425,000	7,010,439
Suntory Holdings Ltd.:
2.550%, 06/28/2022 (1)(2)	16,500,000	16,990,176
2.250%, 10/16/2024 (1)(2)	8,500,000	8,892,066
Sysco Corp.:
5.650%, 04/01/2025	10,165,000	12,021,154
3.300%, 07/15/2026	11,550,000	12,591,843
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)	25,000,000	25,396,306
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	34,057,864
3.900%, 05/25/2027	10,327,000	11,068,747
Telecom Italia Capital SA:
7.200%, 07/18/2036 (1)	5,475,000	6,905,070
4.895%, 03/06/2048 (1)	12,550,000	14,467,338
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	8,830,000	8,993,242
4.665%, 03/06/2038 (1)	4,000,000	4,610,141
5.213%, 03/08/2047 (1)	7,225,000	8,585,144
5.520%, 03/01/2049 (1)	10,375,000	12,919,654
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	23,906,250
3.150%, 10/01/2026 (1)	15,000,000	13,233,150
Textron, Inc.,
3.000%, 06/01/2030	19,675,000	20,722,790
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	8,435,137
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,187,210
6.750%, 06/15/2039	2,767,000	3,741,855
Timken Co.:
3.875%, 09/01/2024	11,255,000	11,975,903
4.500%, 12/15/2028	6,550,000	7,261,330
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,427,244
4.600%, 03/15/2048	5,150,000	5,888,746
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,521,416
3.900%, 02/01/2045 (2)	10,250,000	12,043,237
4.600%, 02/01/2049 (2)	8,325,000	10,998,347
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	13,821,169
Upjohn, Inc.:
3.850%, 06/22/2040 (2)	5,000,000	5,400,420
4.000%, 06/22/2050 (2)	20,600,000	21,986,109
UPMC,
3.600%, 04/03/2025	45,000,000	49,951,831
Valaris PLC,
5.200%, 03/15/2025 (1)(9)	4,000,000	180,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	21,481,000	25,401,283
3.750%, 07/08/2030 (1)	13,926,000	14,329,854
8.250%, 01/17/2034 (1)	8,526,000	12,017,397
6.875%, 11/21/2036 (1)	3,483,000	4,533,786
6.875%, 11/10/2039 (1)	16,643,000	21,893,034
Valero Energy Corp.:
2.850%, 04/15/2025	15,000,000	15,741,265
2.150%, 09/15/2027	14,150,000	14,092,881
4.000%, 04/01/2029	15,475,000	16,955,907
6.625%, 06/15/2037	2,100,000	2,641,564
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	11,213,623
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,574,772
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,566,778
4.329%, 09/21/2028	3,077,000	3,730,859
4.500%, 08/10/2033	16,325,000	20,705,573
4.272%, 01/15/2036	8,148,000	10,050,505
5.250%, 03/16/2037	28,793,000	39,874,251
4.812%, 03/15/2039	36,839,000	48,241,293
4.862%, 08/21/2046	2,500,000	3,413,743
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,499,993
5.000%, 05/30/2038 (1)	6,800,000	8,476,219
4.375%, 02/19/2043 (1)	15,554,000	18,083,416
5.250%, 05/30/2048 (1)	16,830,000	21,758,202
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	9,169,164
4.250%, 11/13/2023 (2)	17,350,000	19,063,913
2.850%, 09/26/2024 (2)	14,000,000	14,847,023
3.350%, 05/13/2025 (2)	10,000,000	10,919,460
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	4,165,885
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,831,680
4.400%, 03/15/2024	24,825,000	26,960,430
3.450%, 11/15/2026	19,315,000	20,507,762
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,545,961
3.450%, 06/01/2026	5,934,000	6,483,840
3.200%, 04/15/2030	13,575,000	14,227,972
4.500%, 11/18/2034	4,750,000	5,432,284
4.800%, 11/18/2044	8,520,000	9,323,713
Waste Connections, Inc.,
2.600%, 02/01/2030 (1)	7,525,000	8,093,174
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,524,993
3.950%, 06/01/2025	8,000,000	7,518,400
Western Midstream Operating LP,
3.850%, 02/01/2025	20,000,000	19,050,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	5,295,000	5,581,763
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	11,220,597
Williams Companies, Inc.:
3.600%, 03/15/2022	10,176,000	10,520,220
3.700%, 01/15/2023	1,690,000	1,786,050
4.300%, 03/04/2024	7,310,000	7,993,928
4.550%, 06/24/2024	7,000,000	7,757,255
3.900%, 01/15/2025	3,160,000	3,453,074
8.750%, 03/15/2032	4,000,000	5,701,591
6.300%, 04/15/2040	2,767,000	3,421,398
4.850%, 03/01/2048	7,000,000	7,842,742
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	13,013,257
4.500%, 03/04/2029 (1)(2)	10,000,000	11,212,333
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	15,987,697
Xylem, Inc.:
1.950%, 01/30/2028	10,000,000	10,419,563
2.250%, 01/30/2031	9,325,000	9,886,876
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	15,532,997
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,996,000	23,210,837
3.550%, 03/20/2030	4,977,000	5,572,792
5.750%, 11/30/2039	9,850,000	13,086,369
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,826,149
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,149,783
3.250%, 02/01/2023	34,200,000	36,085,108
4.700%, 02/01/2043	3,568,000	4,698,193
Total Industrials (Cost $6,327,455,356)		6,813,569,862	22.6%

Utilities
Ameren Corp.:
2.700%, 11/15/2020	10,000,000	10,008,290
3.500%, 01/15/2031	20,000,000	22,860,573
American Electric Power Co., Inc.,
3.250%, 03/01/2050	10,175,000	10,619,227
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,293,882
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	15,395,988
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025 (2)	5,000,000	5,710,093
3.700%, 07/15/2030 (2)	18,425,000	21,658,135
Consumers Energy Co.,
3.500%, 08/01/2051	9,400,000	11,003,140
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	15,625,650
3.375%, 04/01/2030	10,000,000	11,275,293
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	10,817,741
Edison International,
2.950%, 03/15/2023	5,000,000	5,133,927
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	20,854,427
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,223,088
3.625%, 05/25/2027 (1)(2)	22,790,000	25,341,729
3.500%, 04/06/2028 (1)(2)	8,000,000	8,914,560
4.875%, 06/14/2029 (1)(2)	6,615,000	8,113,148
6.800%, 09/15/2037 (1)(2)	4,565,000	6,428,728
4.750%, 05/25/2047 (1)(2)	40,875,000	50,696,631
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	14,422,189
Essential Utilities, Inc.,
2.704%, 04/15/2030	14,100,000	15,086,902
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	7,066,074
Eversource Energy,
1.650%, 08/15/2030	9,925,000	9,834,214
Exelon Corp.:
4.050%, 04/15/2030	8,900,000	10,440,042
4.950%, 06/15/2035	3,500,000	4,323,986
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,360,420
3.400%, 03/01/2050	15,000,000	14,551,162
Interstate Power and Light Co.,
2.300%, 06/01/2030	9,350,000	9,874,472
ITC Holdings Corp.:
3.350%, 11/15/2027	25,581,000	28,624,192
2.950%, 05/14/2030 (2)	10,000,000	10,753,389
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (2)	10,000,000	9,858,393
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,004,805
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	7,445,891
NiSource, Inc.:
3.600%, 05/01/2030	4,585,000	5,224,480
5.250%, 02/15/2043	5,779,000	7,576,258
3.950%, 03/30/2048	11,750,000	13,664,163
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	10,604,076
RGS I&M Funding Corp.,
9.820%, 12/07/2022	526,056	541,673
Southern Co.,
4.250%, 07/01/2036	5,525,000	6,411,060
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,860,069
Xcel Energy, Inc.,
3.400%, 06/01/2030	15,000,000	17,227,821
Total Utilities (Cost $445,058,719)		487,729,981	1.6%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	8,174,706
4.750%, 07/28/2025 (1)(2)	59,016,000	66,457,918
4.800%, 04/18/2026 (1)(2)	24,705,000	28,194,520
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	20,000,000	20,715,017
2.875%, 08/14/2024 (1)	20,000,000	19,262,820
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,435,279
Air Lease Corp.:
4.250%, 02/01/2024	8,550,000	8,899,958
2.300%, 02/01/2025	15,000,000	14,758,934
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	10,961,267
4.875%, 06/01/2022	17,698,000	18,971,289
4.125%, 02/15/2024	893,000	989,686
3.750%, 07/10/2025	12,135,000	13,583,536
3.875%, 01/15/2035	4,875,000	5,623,917
6.820%, 11/15/2037	1,410,000	1,987,655
Ameriprise Financial, Inc.,
3.000%, 04/02/2025	13,700,000	14,985,309
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	272,568
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	6,380,836
5.100%, 01/15/2044	1,584,000	2,093,679
4.375%, 12/01/2047	8,650,000	10,594,733
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	3,000,000	3,024,723
3.400%, 03/19/2024 (1)(2)	2,000,000	2,175,584
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,735,738
3.875%, 12/15/2025 (1)	9,126,000	10,461,133
4.450%, 05/24/2043 (1)	1,274,000	1,523,798
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,803,643
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	48,836,693
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	5,000,000	5,182,247
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	10,000,000	9,940,360
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,484,594
2.746%, 05/28/2025 (1)	7,000,000	7,342,671
5.179%, 11/19/2025 (1)	16,183,000	18,324,746
4.379%, 04/12/2028 (1)	13,400,000	15,206,961
3.490%, 05/28/2030 (1)	5,000,000	5,451,993
Bank of America Corp.:
3.300%, 01/11/2023	7,000,000	7,430,418
4.125%, 01/22/2024	15,000,000	16,613,903
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	28,881,000	31,309,841
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	16,174,500
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	17,775,000	18,740,676
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%) (3)	9,000,000	10,052,370
3.248%, 10/21/2027	6,000,000	6,637,698
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%) (3)	5,000,000	5,500,829
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	13,000,000	13,667,627
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	60,000,000	63,835,258
7.750%, 05/14/2038	1,138,000	1,884,740
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	16,750,702
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,415,407
4.500%, 12/16/2025 (1)	8,500,000	9,846,262
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,193,141
3.750%, 03/10/2024 (1)(2)	2,800,000	3,065,048
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	5,185,310
3.750%, 07/20/2023 (1)(2)	34,100,000	36,990,470
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	13,435,429
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,270,610
3.684%, 01/10/2023 (1)	25,475,000	26,262,265
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,464,874
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	13,956,103
3.650%, 03/16/2025 (1)	8,100,000	8,736,525
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	34,300,000	36,938,722
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,400,883
BBVA USA:
2.875%, 06/29/2022	8,000,000	8,243,065
3.875%, 04/10/2025	36,235,000	38,878,421
Belrose Funding Trust,
2.330%, 08/15/2030 (2)	13,950,000	13,786,206
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,458,531
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	8,570,000	9,083,976
3.375%, 01/09/2025 (1)(2)	8,350,000	9,057,013
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	17,100,000	18,020,311
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	15,000,000	15,467,847
4.625%, 03/13/2027 (1)(2)	4,500,000	5,118,099
1.904%, 09/30/2028 (SOFR + 1.609%) (1)(2)(3)	27,000,000	26,996,680
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%) (1)(2)(3)	14,000,000	13,593,234
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	14,000,000	14,142,925
2.650%, 11/03/2022 (1)(2)	20,350,000	21,253,790
3.375%, 03/01/2023 (1)(2)	20,000,000	21,356,000
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	25,743,889
4.000%, 04/15/2024 (1)	2,500,000	2,768,906
5.150%, 07/21/2024 (1)(2)	31,285,000	35,039,951
2.375%, 01/14/2025 (1)(2)	12,000,000	12,478,525
4.500%, 03/15/2025 (1)(2)	44,242,000	48,936,847
1.652%, 10/06/2026 (1)(8)	15,000,000	15,024,117
Brown & Brown, Inc.:
4.500%, 03/15/2029	23,825,000	27,192,638
2.375%, 03/15/2031	19,225,000	19,343,230
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	40,696,848
Capital One Financial Corp.:
3.200%, 01/30/2023	6,550,000	6,914,710
3.900%, 01/29/2024	4,550,000	4,952,587
3.300%, 10/30/2024	2,998,000	3,249,438
3.650%, 05/11/2027	26,000,000	28,806,732
Capital One NA,
3.375%, 02/15/2023	45,962,000	48,608,260
Citigroup, Inc.:
2.350%, 08/02/2021	6,100,000	6,202,856
2.750%, 04/25/2022	11,575,000	11,962,427
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,588,448
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	21,116,658
1.676%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,116,551
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	24,483,850
3.750%, 06/16/2024	1,000,000	1,103,769
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	6,112,871
3.700%, 01/12/2026	4,500,000	5,042,716
3.106%, 04/08/2026 (SOFR + 2.750%) (3)	20,000,000	21,646,728
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	20,600,000	23,316,993
2.572%, 06/03/2031 (SOFR + 2.107%) (3)	25,000,000	26,201,750
Citizens Bank NA:
2.250%, 04/28/2025	20,000,000	21,273,287
3.750%, 02/18/2026	12,120,000	13,843,505
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	10,000,000	10,986,360
3.250%, 04/30/2030	28,025,000	30,935,324
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,730,224
4.500%, 03/01/2026	14,000,000	16,440,438
3.450%, 08/15/2027	12,000,000	13,481,968
3.900%, 05/01/2029	8,000,000	9,176,125
Comerica Bank,
4.000%, 07/27/2025	10,000,000	11,053,881
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	15,000,000	16,928,818
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	10,000,000	10,885,151
3.743%, 09/12/2039 (1)(2)	23,500,000	25,985,743
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	16,254,768
4.375%, 08/04/2025 (1)	20,397,000	23,117,728
3.750%, 07/21/2026 (1)	20,829,000	23,197,093
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,514,065
3.750%, 04/24/2023 (1)(2)	5,000,000	5,358,156
4.375%, 03/17/2025 (1)(2)	4,204,000	4,638,614
3.250%, 01/14/2030 (1)(2)	6,800,000	7,303,827
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,777,461
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,784,889
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,584,603
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,986,295
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,250,000	12,792,021
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	15,000,000	15,450,589
4.282%, 01/09/2028 (1)(2)	16,390,000	18,604,831
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	12,283,259
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	23,089,800
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,653,239
4.550%, 04/17/2026 (1)	2,000,000	2,332,098
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,692,297
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,397,800
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%) (1)(2)(3)	10,000,000	9,928,221
Deutsche Bank AG:
3.125%, 01/13/2021 (1)	1,625,000	1,633,449
3.150%, 01/22/2021 (1)	3,000,000	3,018,149
4.250%, 10/14/2021 (1)	36,125,000	37,187,971
5.000%, 02/14/2022 (1)	10,000,000	10,461,048
3.300%, 11/16/2022 (1)	22,175,000	22,932,368
3.700%, 05/30/2024 (1)	10,000,000	10,477,439
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	42,000,000	42,291,900
Discover Bank:
3.350%, 02/06/2023	8,600,000	9,095,544
4.200%, 08/08/2023	20,000,000	21,897,597
3.450%, 07/27/2026	22,000,000	24,083,346
4.650%, 09/13/2028	13,747,000	16,179,296
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	11,004,002
4.100%, 02/09/2027	9,150,000	10,147,063
DNB Bank ASA,
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%) (1)(2)(3)	10,000,000	9,976,500
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	12,634,352
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,176,823
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	5,291,382
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,588,760
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	30,000,000	32,227,875
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,369,765
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	8,975,000	9,672,363
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035 (1)	15,000,000	15,833,381
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	13,244,555
4.550%, 09/15/2028	5,000,000	5,970,112
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	6,175,000	6,189,153
3.000%, 04/26/2022	20,000,000	20,288,864
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,429,043
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	8,298,500
1.856%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,147,499
3.850%, 07/08/2024	3,000,000	3,299,282
3.500%, 01/23/2025	3,000,000	3,291,608
3.500%, 04/01/2025	5,000,000	5,518,349
3.750%, 05/22/2025	5,000,000	5,557,013
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	16,235,818
1.997%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,414,721
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	7,594,292
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	11,662,128
3.800%, 03/15/2030	30,000,000	34,771,731
6.345%, 02/15/2034	1,053,000	1,443,133
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,455,636
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	6,695,480
3.700%, 01/22/2070 (2)	13,115,000	13,666,424
4.850%, 01/24/2077 (2)	22,227,000	28,851,373
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030	10,550,000	10,833,105
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	28,509,612
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	7,818,348
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	6,125,000	6,273,565
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,490,217
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	3,120,414
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	6,205,076
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	17,600,000	18,195,313
3.600%, 05/25/2023 (1)	2,275,000	2,422,705
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,418,160
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	28,686,560
1.645%, 04/18/2026 (SOFR + 1.538%) (1)(3)	15,000,000	14,942,550
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	8,317,850
4.375%, 11/23/2026 (1)	10,000,000	11,029,833
2.013%, 09/22/2028 (SOFR + 1.732%) (1)(3)	25,000,000	24,781,404
4.950%, 03/31/2030 (1)	7,000,000	8,426,625
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,232,937
HSBC USA, Inc.,
9.125%, 05/15/2021	625,000	656,112
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,681,435
2.300%, 01/14/2022	26,450,000	27,037,083
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	7,073,000	7,940,952
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,231,040
3.750%, 01/15/2026 (1)	4,900,000	5,508,077
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	25,181,885
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,685,658
4.850%, 01/15/2027	4,600,000	5,195,299
4.150%, 01/23/2030	10,000,000	11,270,048
6.250%, 01/15/2036	1,390,000	1,722,587
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,802,353
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	887,258
1.494%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,231,535
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	16,084,496
3.125%, 01/23/2025	14,000,000	15,271,991
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	10,000,000	10,521,259
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	50,000,000	51,767,679
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	76,000,000	79,479,270
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	28,000,000	29,794,051
5.600%, 07/15/2041	4,106,000	6,021,420
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,769,982
3.400%, 05/20/2026	18,965,000	21,266,023
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	61,508,222
Lexington Realty Trust,
2.700%, 09/15/2030	7,000,000	7,136,491
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	647,877
4.569%, 02/01/2029 (2)	2,087,000	2,517,836
3.951%, 10/15/2050 (2)	2,231,000	2,490,597
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	717,664
Life Storage LP,
3.500%, 07/01/2026	6,819,000	7,569,571
Lincoln National Corp.,
3.050%, 01/15/2030	24,650,000	26,605,646
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	19,388,717
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,325,623
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%) (1)(3)	15,725,000	16,295,358
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	10,955,823
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	26,727,988
3.624%, 06/03/2030 (1)(2)	12,550,000	13,342,482
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	30,393,532
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,728,484
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	11,729,395
5.375%, 03/04/2046 (1)	5,150,000	7,202,147
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030	5,000,000	5,232,108
5.875%, 08/01/2033	4,700,000	6,618,601
4.350%, 01/30/2047	3,450,000	4,449,665
Massachusetts Mutual Life Insurance Co.:
3.729%, 10/15/2070 (2)	16,676,000	17,195,397
4.900%, 04/01/2077 (2)	11,175,000	14,646,964
MBIA Insurance Corp.,
11.535%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	714,000	249,900
MetLife, Inc.:
6.500%, 12/15/2032	466,000	704,384
4.875%, 11/13/2043	3,375,000	4,527,527
4.050%, 03/01/2045	12,375,000	15,156,334
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	10,000,000	11,224,134
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	8,251,232
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,076,000	5,131,347
2.190%, 09/13/2021 (1)	6,844,000	6,962,377
2.665%, 07/25/2022 (1)	9,000,000	9,330,292
3.455%, 03/02/2023 (1)	10,650,000	11,346,895
2.801%, 07/18/2024 (1)	10,000,000	10,676,724
2.193%, 02/25/2025 (1)	25,000,000	26,183,966
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,159,254
2.953%, 02/28/2022 (1)	12,575,000	13,009,585
2.601%, 09/11/2022 (1)	13,000,000	13,497,817
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,437,500
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	21,020,218
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.270%) (1)(3)	20,000,000	19,865,358
Morgan Stanley:
2.500%, 04/21/2021	8,000,000	8,096,910
2.750%, 05/19/2022	20,000,000	20,720,936
1.664%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,128,538
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,948,310
3.875%, 04/29/2024	1,650,000	1,820,839
3.700%, 10/23/2024	4,000,000	4,437,826
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	13,496,288
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,141,412
3.622%, 04/01/2031 (SOFR + 3.120%) (3)	10,000,000	11,489,798
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	45,032,000	44,544,987
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	10,000,000	11,115,257
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	12,124,000	12,500,702
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	21,253,253
4.000%, 09/14/2026 (1)(2)	43,507,000	47,128,432
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	22,593,643
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,432,462
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	7,455,231
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	16,905,000	17,279,661
3.900%, 11/30/2049 (2)	10,000,000	10,252,246
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	9,000,000	15,196,265
4.350%, 04/30/2050 (2)	25,000,000	26,782,273
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	18,375,394
3.750%, 05/15/2050 (2)	17,000,000	19,166,171
4.450%, 05/15/2069 (2)	10,000,000	12,271,616
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	21,061,800
1.851%, 07/16/2025 (1)	23,825,000	24,244,716
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,783,853
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	22,577,800
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	13,536,862
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	12,183,003
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	9,085,173
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	3,103,283
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,957,662
3.125%, 05/15/2023	4,667,000	4,974,481
4.300%, 11/15/2046	2,325,000	2,796,074
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	16,297,456
3.000%, 04/18/2026 (2)	13,400,000	14,909,051
Protective Life Corp.:
4.300%, 09/30/2028 (2)	10,000,000	11,048,647
8.450%, 10/15/2039	2,650,000	4,160,333
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	7,517,698
3.935%, 12/07/2049	11,426,000	12,951,328
Raymond James Financial, Inc.,
4.650%, 04/01/2030	9,700,000	11,800,385
Regions Financial Corp.:
2.750%, 08/14/2022	8,800,000	9,152,416
2.250%, 05/18/2025	25,000,000	26,404,146
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (2)	22,800,000	23,802,911
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	9,175,209
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	11,030,227
3.875%, 09/12/2023 (1)	10,000,000	10,722,000
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	27,351,000	29,710,386
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%) (1)(3)	15,000,000	15,763,138
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	11,631,615
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	8,347,232
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	40,503,248
Santander Holdings USA, Inc.,
3.500%, 06/07/2024	5,695,000	6,108,522
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,870,674
3.125%, 01/08/2021 (1)	2,600,000	2,618,473
3.571%, 01/10/2023 (1)	5,000,000	5,166,829
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	5,967,000	6,230,655
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,785,521
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,658,731
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	23,905,947
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,156,982
Societe Generale SA:
3.250%, 01/12/2022 (1)(2)	8,000,000	8,228,936
4.250%, 09/14/2023 (1)(2)	8,000,000	8,656,862
5.000%, 01/17/2024 (1)(2)	20,000,000	21,601,537
3.875%, 03/28/2024 (1)(2)	15,300,000	16,444,851
2.625%, 10/16/2024 (1)(2)	23,000,000	23,828,242
2.625%, 01/22/2025 (1)(2)	31,125,000	32,118,946
4.250%, 04/14/2025 (1)(2)	21,032,000	22,434,025
4.250%, 08/19/2026 (1)(2)	12,000,000	12,914,890
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	4,500,000	4,529,981
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,374,949
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	33,261,057
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	26,294,000	27,958,247
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	14,700,000	15,229,862
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	14,700,000	16,920,902
5.700%, 03/26/2044 (1)(2)	6,000,000	7,396,510
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	20,020,420
4.000%, 05/15/2030	22,000,000	24,361,178
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	2,016,559
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,775,000	16,117,517
2.784%, 07/12/2022 (1)	10,000,000	10,392,255
3.102%, 01/17/2023 (1)	12,000,000	12,670,977
2.696%, 07/16/2024 (1)	12,000,000	12,767,810
2.448%, 09/27/2024 (1)	19,000,000	20,072,646
2.130%, 07/08/2030 (1)	7,575,000	7,686,474
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,277,625
2.700%, 01/27/2022	12,800,000	13,174,528
3.300%, 05/15/2026	3,925,000	4,401,769
Synchrony Financial:
3.750%, 08/15/2021	10,225,000	10,430,342
4.375%, 03/19/2024	1,538,000	1,664,187
4.250%, 08/15/2024	26,864,000	29,191,751
4.500%, 07/23/2025	23,127,000	25,529,765
3.700%, 08/04/2026	17,635,000	18,871,699
3.950%, 12/01/2027	44,825,000	48,237,170
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,781,093
3.625%, 04/01/2025	7,000,000	7,840,955
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	31,530,888
6.125%, 08/15/2043 (1)	19,286,000	27,923,044
UBS AG,
1.750%, 04/21/2022 (1)(2)	10,000,000	10,181,520
UBS Group AG,
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%) (1)(2)(3)	10,950,000	10,944,234
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,555,544
3.491%, 05/23/2023 (1)(2)	14,825,000	15,461,481
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	44,240,529
4.253%, 03/23/2028 (1)(2)	17,150,000	19,897,422
UnitedHealth Group, Inc.,
2.750%, 05/15/2040	7,000,000	7,396,472
USAA Capital Corp.,
2.125%, 05/01/2030 (2)	5,000,000	5,267,994
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	23,571,061
3.650%, 06/15/2026	5,800,000	6,573,370
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	5,640,000	5,641,234
Wells Fargo & Co.:
3.069%, 01/24/2023	10,000,000	10,314,226
1.491%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,062,285
3.000%, 02/19/2025	5,000,000	5,407,698
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	11,500,000	12,041,946
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,575,566
3.000%, 04/22/2026	8,000,000	8,709,026
2.393%, 06/02/2028 (SOFR + 2.100%) (3)	33,850,000	35,315,004
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	25,000,000	26,152,515
3.900%, 05/01/2045	5,000,000	5,846,255
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	7,000,000	9,580,533
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,648,777
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	11,425,000	11,840,412
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	9,447,529
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	11,279,008
4.421%, 07/24/2039 (1)	10,000,000	12,126,581
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,829,563
2.950%, 09/15/2029	7,500,000	8,081,840
5.050%, 09/15/2048	10,200,000	13,731,499
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,189,077
Total Financials (Cost $5,189,374,175)		5,542,380,446	18.4%
Total Corporate Bonds (Cost $11,961,888,250)		12,843,680,289	42.6%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,501,773
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	21,250,886
2.794%, 08/01/2036 (Callable 08/01/2025)	6,325,000	6,434,359
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,021,279
City of Berwyn IL:
5.790%, 12/01/2022	1,720,000	1,771,359
5.790%, 12/01/2022	4,445,000	4,572,749
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,587,203
County of Cuyahoga OH,
9.125%, 10/01/2023	795,000	877,672
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	21,141,200
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,516,300
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	5,067,000
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,235,055
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 11/02/2020)	2,305,000	2,310,048
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2020)	3,010,000	3,040,010
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	2,830,000	2,931,625
Kentucky Public Energy Authority,
1.400%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025) (3)	28,000,000	28,283,360
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	2,659,823	2,711,876
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	8,900,000	9,191,920
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	27,249,421	29,322,284
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)	4,422,987	4,553,686
3.200%, 06/01/2047 (Callable 07/01/2026)	9,918,505	10,257,619
3.000%, 10/01/2047 (Callable 01/01/2027)	12,994,358	13,355,081
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)	18,250,000	19,287,147
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	720,000	722,966
3.750%, 07/01/2034 (Callable 07/01/2023)	585,000	595,372
4.000%, 07/01/2036 (Callable 07/01/2025)	3,800,000	3,914,798
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	17,910,000	18,006,893
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	18,349,280
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	90,230,000	96,076,904
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	15,141,000
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	1,500,000	1,526,685
Premier Health Partners,
2.911%, 11/15/2026	13,004,000	12,555,738
State Public School Building Authority,
2.966%, 04/01/2027	5,800,000	6,031,188
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,961,072
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,379,285
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,420,282
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,433,203
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,589,992
Total Municipal Bonds (Cost $404,558,855)		417,926,149	1.4%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-1, Class G, 7.000%, 01/25/2021	59	59
Series 1991-86, Class Z, 6.500%, 07/25/2021	423	430
Series 1993-58, Class H, 5.500%, 04/25/2023	25,495	26,505
Series 1998-66, Class C, 6.000%, 12/25/2028	21,734	23,028
Federal Gold Loan Mortgage Corp. (FGLMC):
2.500%, 04/01/2028	1,840,837	1,927,727
6.500%, 06/01/2029	79,821	89,473
3.000%, 12/01/2030 (8)	6,444,373	6,978,057
3.000%, 04/01/2031	5,784,286	6,203,793
3.000%, 02/01/2032	52,730,368	56,793,038
3.000%, 03/01/2032	2,033,174	2,152,865
3.500%, 05/01/2032	14,474,950	15,641,540
3.000%, 07/01/2032	13,247,259	14,265,305
3.500%, 07/01/2032	18,656,414	20,169,107
3.000%, 04/01/2033	1,814,931	1,924,663
5.000%, 08/01/2033	3,683,830	4,207,544
3.500%, 01/01/2034	14,205,496	15,350,343
5.000%, 09/01/2035	7,367,520	8,471,308
5.500%, 01/01/2036	124,997	146,581
5.000%, 03/01/2036	3,265,743	3,756,956
6.000%, 12/01/2036	115,994	137,378
4.000%, 03/01/2037	3,395,631	3,677,617
3.500%, 02/01/2038 (8)	92,188,040	97,828,128
5.000%, 02/01/2038	1,774,116	2,041,034
5.500%, 05/01/2038	389,791	451,405
5.500%, 01/01/2039	7,983,062	9,401,262
4.500%, 11/01/2039	3,148,159	3,531,768
4.500%, 11/01/2039	2,683,827	3,011,679
4.500%, 12/01/2039	16,332,584	18,331,780
5.000%, 03/01/2040	666,050	767,551
4.500%, 08/01/2040	559,097	627,802
2.000%, 09/01/2040	35,218,867	36,433,693
4.500%, 09/01/2040	2,245,323	2,526,871
4.000%, 01/01/2041	11,168,384	12,302,832
4.000%, 01/01/2041	21,870,489	24,097,820
4.500%, 03/01/2041	1,653,069	1,856,076
3.500%, 10/01/2041	6,991,521	7,565,565
4.000%, 03/01/2042	5,470,683	6,043,966
3.500%, 06/01/2042	3,657,655	3,958,508
3.500%, 07/01/2042	9,376,121	10,116,918
3.000%, 08/01/2042	13,007,748	13,841,500
3.000%, 10/01/2042	5,077,777	5,404,368
3.000%, 11/01/2042	34,604,864	37,363,130
3.500%, 12/01/2042	10,094,635	10,926,472
3.000%, 01/01/2043	20,865,250	22,228,984
3.500%, 01/01/2043	16,010,240	17,332,164
3.000%, 02/01/2043	2,837,758	3,023,195
3.000%, 04/01/2043	13,101,384	14,052,898
3.000%, 04/01/2043	4,697,603	5,072,227
3.000%, 04/01/2043	7,083,348	7,546,359
3.500%, 04/01/2043	47,096,961	51,000,096
4.000%, 04/01/2043	16,464,845	18,841,716
3.500%, 05/01/2043	9,655,154	10,470,353
3.000%, 06/01/2043	14,578,392	15,533,831
3.000%, 08/01/2043	4,559,357	4,857,167
3.500%, 11/01/2043	7,366,364	7,979,514
3.500%, 01/01/2044	8,793,805	9,535,926
3.500%, 02/01/2044	29,968,620	32,454,890
4.000%, 03/01/2044	4,147,624	4,554,594
3.500%, 05/01/2044	33,446,186	36,895,164
4.000%, 05/01/2044	16,143,807	17,795,783
4.000%, 07/01/2044	3,387,389	3,698,565
3.500%, 10/01/2044	60,503,195	64,644,039
4.000%, 10/01/2044	8,589,786	9,439,025
3.000%, 01/01/2045	19,641,813	20,714,172
3.500%, 01/01/2045	22,787,349	24,878,804
4.500%, 01/01/2045	25,387,205	28,592,033
3.500%, 06/01/2045	16,124,817	17,787,822
3.500%, 07/01/2045	61,774,099	66,861,226
3.000%, 10/01/2045	31,968,987	34,063,742
4.000%, 10/01/2045	5,274,153	5,718,433
4.000%, 11/01/2045	11,217,701	12,205,992
3.000%, 01/01/2046	90,006,970	98,751,922
3.000%, 01/01/2046	70,596,281	77,475,185
3.500%, 01/01/2046	28,882,250	31,428,717
4.000%, 02/01/2046	61,355,820	67,582,618
4.000%, 02/01/2046	15,119,497	16,441,398
4.000%, 04/01/2046	8,609,637	9,506,785
3.500%, 05/01/2046	7,094,724	7,611,797
3.500%, 08/01/2046	27,200,212	29,974,644
3.000%, 10/01/2046	52,603,792	56,718,782
3.000%, 10/01/2046	60,023,789	64,389,258
3.000%, 12/01/2046	67,894,605	71,419,528
4.000%, 01/01/2047	49,434,783	55,046,169
3.000%, 02/01/2047	40,247,811	42,224,633
4.500%, 04/01/2047	38,208,365	41,648,139
3.000%, 05/01/2047	54,558,205	58,490,330
4.000%, 09/01/2047	20,259,497	21,684,297
4.000%, 08/01/2048	31,180,998	33,668,511
3.000%, 11/01/2049	81,710,783	87,555,833
4.000%, 05/01/2050	171,603,356	188,915,979
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1081, Class K, 7.000%, 05/15/2021	2,451	2,477
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	334	352
2.500%, 12/01/2027	6,030,816	6,311,877
2.500%, 05/01/2028	8,653,057	9,155,164
5.000%, 05/01/2028	124,730	137,493
4.500%, 08/01/2029	955,924	1,041,944
4.500%, 09/01/2029	1,113,898	1,216,789
2.500%, 04/01/2030	3,185,735	3,378,550
2.500%, 05/01/2030	9,928,612	10,530,537
3.500%, 11/01/2030	26,623,309	28,798,729
3.000%, 12/01/2030	17,577,219	18,826,713
3.000%, 12/01/2030	10,788,551	11,554,175
2.500%, 09/01/2031	36,625,203	39,038,301
3.500%, 01/01/2032	34,902,126	37,107,394
2.500%, 02/01/2032	6,007,091	6,398,104
3.000%, 09/01/2032	2,395,059	2,570,818
3.000%, 10/01/2032	1,798,451	1,889,835
3.000%, 11/01/2032	4,651,566	4,982,545
3.500%, 11/01/2032 (8)	3,836,447	4,178,444
2.500%, 12/01/2032	41,675,667	43,611,708
3.000%, 12/01/2032	3,532,928	3,734,317
6.000%, 03/01/2033	32,507	38,152
3.500%, 10/01/2033	17,165,779	18,550,586
4.500%, 10/01/2033	12,175,822	13,424,057
5.000%, 10/01/2033	13,272,441	15,250,808
3.000%, 11/01/2033	75,760,525	82,591,215
5.000%, 11/01/2033	36,983	42,508
4.000%, 01/01/2034	5,480,294	5,977,352
5.500%, 04/01/2034	4,504,251	5,303,556
3.000%, 06/01/2034 (8)	25,063,467	27,049,748
4.000%, 06/01/2034	7,112,097	7,756,064
4.000%, 09/01/2034	8,315,052	9,068,019
5.500%, 09/01/2034	118,233	139,183
6.000%, 11/01/2034	32,416	38,380
3.500%, 01/01/2035	47,573,506	51,565,877
5.500%, 02/01/2035	401,674	472,918
3.000%, 06/01/2035	11,582,481	12,191,411
5.000%, 07/01/2035	3,414,021	3,924,205
5.000%, 10/01/2035	1,675,439	1,928,336
5.000%, 02/01/2036	2,420,817	2,784,712
3.000%, 11/01/2036 (8)	37,079,107	38,825,322
5.500%, 11/01/2036	157,001	183,001
2.500%, 12/01/2036	22,524,007	23,740,982
5.500%, 04/01/2037	1,004,268	1,178,184
4.000%, 05/01/2037	35,025,363	37,826,036
4.000%, 02/01/2038	31,787,669	34,346,924
2.500%, 04/01/2038	52,671,697	55,748,544
3.000%, 05/01/2038	28,474,441	29,815,425
4.000%, 05/01/2038 (8)	18,508,159	20,537,977
4.000%, 04/01/2039	9,064,691	9,861,796
4.500%, 04/01/2039	12,450,911	13,936,963
5.000%, 06/01/2039	8,034,792	9,233,614
5.000%, 06/01/2039	11,816,591	13,524,053
4.500%, 11/01/2039	151,621	169,955
4.000%, 08/01/2040	1,117,814	1,230,471
4.000%, 10/01/2040	24,247,503	26,876,841
3.500%, 12/01/2040	7,187,120	7,773,074
4.000%, 12/01/2040	6,763,821	7,448,755
3.500%, 02/01/2041	11,044,533	11,949,738
4.000%, 02/01/2041	16,401,022	18,065,267
4.500%, 02/01/2041	43,978,272	49,058,692
3.500%, 03/01/2041	15,725,087	16,965,867
4.500%, 05/01/2041	5,886,981	6,618,472
4.000%, 06/01/2041	12,329,991	13,455,036
4.500%, 07/01/2041	6,233,709	7,010,492
5.000%, 07/01/2041	9,090,149	10,442,329
3.500%, 09/01/2041	16,038,710	17,353,101
4.000%, 09/01/2041	1,707,541	1,873,117
4.000%, 10/01/2041	4,685,227	5,141,566
3.500%, 11/01/2041	6,163,118	6,639,919
3.500%, 12/01/2041	27,883,352	30,147,626
4.000%, 12/01/2041	7,049,820	7,766,745
4.000%, 01/01/2042	8,620,790	9,494,335
4.500%, 01/01/2042	8,832,161	9,914,597
4.000%, 02/01/2042	32,839,923	36,206,232
3.000%, 04/01/2042	49,248,471	52,613,464
3.000%, 05/01/2042	6,527,081	6,943,662
3.500%, 07/01/2042	78,204,817	86,260,969
3.500%, 08/01/2042	6,919,911	7,507,294
4.000%, 08/01/2042	11,362,396	12,528,233
3.000%, 10/01/2042	16,551,656	18,150,448
3.000%, 03/01/2043	28,468,440	30,348,440
3.000%, 03/01/2043	5,186,364	5,598,690
3.000%, 05/01/2043	28,465,075	30,532,273
3.000%, 05/01/2043	16,024,432	17,068,890
3.500%, 05/01/2043	29,760,266	32,589,174
3.000%, 06/01/2043	6,903,197	7,353,366
3.000%, 07/01/2043	2,669,475	2,843,633
4.000%, 07/01/2043	24,736,831	27,323,106
3.000%, 08/01/2043	4,509,343	4,801,043
3.000%, 09/01/2043	66,085,102	71,958,367
3.500%, 09/01/2043	41,412,701	44,818,464
4.500%, 09/01/2043	9,492,584	10,674,044
3.000%, 10/01/2043	85,711,420	91,566,980
3.500%, 10/01/2043	46,239,940	50,151,619
3.000%, 11/01/2043	22,001,297	23,439,890
4.000%, 11/01/2043	6,836,653	7,561,964
4.000%, 01/01/2045	5,770,964	6,333,548
3.500%, 02/01/2045	31,741,135	34,406,708
4.000%, 02/01/2045	15,511,477	17,070,204
3.500%, 04/01/2045	23,281,308	25,374,292
4.000%, 09/01/2045	4,782,863	5,221,280
4.000%, 10/01/2045	6,361,854	6,927,405
4.000%, 11/01/2045	24,263,971	26,439,770
3.500%, 12/01/2045	23,476,984	25,001,723
4.500%, 02/01/2046	25,300,044	28,373,852
3.000%, 05/01/2046	12,678,590	13,682,717
3.500%, 05/01/2046	39,164,307	41,685,198
3.000%, 07/01/2046	8,420,096	9,086,979
4.500%, 08/01/2046	21,415,961	23,928,953
3.500%, 09/01/2046	9,003,092	9,913,242
2.500%, 10/01/2046	23,737,409	25,281,188
3.000%, 11/01/2046	21,599,042	22,797,922
3.000%, 11/01/2046	41,362,706	44,059,841
3.500%, 11/01/2046	40,630,174	43,444,971
3.000%, 12/01/2046	22,714,500	24,513,595
3.500%, 05/01/2047	2,714,221	2,886,440
4.000%, 08/01/2047	53,112,863	57,576,061
3.500%, 10/01/2047	14,073,042	14,875,684
4.000%, 10/01/2047	36,603,992	39,288,100
4.000%, 11/01/2047	30,698,017	32,959,839
4.500%, 11/01/2047	12,643,276	13,741,674
3.500%, 12/01/2047	39,706,733	42,023,736
4.000%, 12/01/2047	48,197,351	51,632,498
3.500%, 01/01/2048	10,446,997	11,045,438
4.000%, 04/01/2048	14,811,339	15,816,891
4.000%, 07/01/2048	25,803,710	28,715,702
4.000%, 09/01/2048	12,256,319	13,059,507
4.500%, 11/01/2048	40,705,991	44,147,293
5.000%, 11/01/2048	40,931,624	46,318,450
4.000%, 01/01/2049 (8)	8,178,506	8,917,480
4.500%, 01/01/2049	22,589,049	25,004,613
3.500%, 06/01/2049	70,256,053	74,050,538
3.500%, 01/01/2050	50,003,622	54,568,931
3.000%, 05/01/2050	59,866,456	64,479,668
3.500%, 05/01/2052	75,926,895	82,353,241
3.000%, 11/01/2059	80,707,935	86,042,888
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	30,926	35,555
5.000%, 07/20/2040	1,276,178	1,456,309
3.500%, 10/20/2041	6,133,809	6,653,793
3.500%, 01/15/2042	10,336,213	11,178,896
4.000%, 06/20/2042	6,729,808	7,388,898
3.500%, 09/20/2042	2,647,861	2,872,912
3.500%, 01/20/2043	53,753,462	58,322,305
4.000%, 10/20/2043	10,156,112	11,043,597
4.000%, 09/20/2044	37,942,441	41,302,202
4.000%, 01/20/2045	8,071,823	8,781,347
3.500%, 03/20/2045	12,016,644	12,983,335
3.000%, 04/20/2045	18,841,503	19,971,859
3.500%, 04/20/2045	22,714,155	24,247,278
4.000%, 08/20/2045	7,849,209	8,464,294
4.500%, 01/20/2046	11,376,007	12,630,562
4.000%, 04/20/2046	8,445,715	9,090,838
4.000%, 05/20/2046	20,443,090	22,003,762
3.500%, 06/20/2046	79,133,651	85,256,616
3.000%, 11/20/2046	33,242,811	35,320,120
5.000%, 04/20/2047	1,920,624	2,127,376
4.500%, 06/20/2047	34,174,360	37,175,694
4.500%, 07/20/2047	8,591,345	9,333,229
4.500%, 09/20/2047 (6)	11,468,742	12,493,563
4.000%, 01/20/2048 (8)	17,182,167	18,413,373
3.500%, 02/20/2050	148,545,321	159,348,889
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059	58,945,293	62,816,525
Series 2020-2, Class MT, 2.000%, 11/25/2059	82,592,007	85,076,920
Total U.S. Government Agency Issues (Cost $5,578,106,198)		5,833,083,205	19.3%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	27,954	27,946
Series 2004-8CB, Class A, 0.418%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	434,773	434,557
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	525,106	383,234
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.488%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,191,621	1,188,028
Series 2005-W5, Class A1, 0.383%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	22,098,876	21,815,847
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	18,781,372	19,154,699
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	34,559,151	35,479,319
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	32,378,389	32,554,760
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1, 0.363%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	843,134	839,276
Series 2006-HE3, Class A2, 0.313%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	8,175,680	8,063,309
Series 2006-HE6, Class A1, 0.293%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	19,266,952	18,559,532
Banc of America Alternative Loan Trust:
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	390	389
Series 2007-1, Class 1A1, 4.666%, 04/25/2022 (4)(6)	126,794	120,705
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	112,074	111,049
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	62,734	62,821
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	255,013	247,076
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,247,736	1,243,008
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 0.748%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	812,862	814,556
Series 2005-4, Class 1A1, 0.588%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	1,307,085	1,306,401
Series 2005-7, Class 12A1, 0.688%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	960,174	957,926
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	158,466	157,070
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.246%, 09/25/2036 (4)	854,296	769,201
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	107,361	111,442
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	10,077	10,047
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	281,617	268,305
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	127,420	127,262
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (4)	55,222	56,997
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	387,224	370,515
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.263%, 11/25/2033 (4)	4,324,942	4,236,561
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	4,519	4,552
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	17,157	17,431
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	130,829	134,407
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (7)	749	762
First Franklin Mortgage Loan Trust,
Series 2006-FF1, Class 2A4, 0.488%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	2,334,689	2,332,321
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	10,384	9,784
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	113,271	81,824
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 0.293%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	17,557,021	16,971,291
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	89	91
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.948%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	711,529	710,824
GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.768%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	2,309,424	2,306,649
Series 2005-WMC2, Class A2C, 0.848%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	2,404,309	2,408,607
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 0.388%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	738,818	739,422
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	216	215
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (7)	67,166	71,650
Series 2004-5, Class 1A2, 0.848%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	2,351,274	2,404,351
Series 2004-6, Class 1A1, 0.948%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,748,428	1,729,846
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.706%, 03/25/2036 (4)	209,963	193,315
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.044%, 07/25/2035 (4)	507,725	509,243
Series 2007-A1, Class 5A2, 3.604%, 07/25/2035 (4)	1,676,271	1,642,368
Series 2007-A1, Class 5A5, 3.604%, 07/25/2035 (4)	2,538,145	2,491,414
Series 2006-A7, Class 2A2, 3.629%, 01/25/2037 (4)(6)	99,835	91,601
Series 2006-A7, Class 2A4R, 3.629%, 01/25/2037 (4)(6)	426,539	391,361
Series 2007-A2, Class 2A3, 3.685%, 04/25/2037 (4)(6)	1,116,731	1,005,351
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.748%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	934,869	934,246
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.171%, 12/25/2029 (4)	3,766,651	3,768,686
Series 2005-A10, Class A, 0.358%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	10,481,751	10,192,368
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(4)	16,337,117	17,520,319
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.924%, 09/25/2034 (4)	1,545,971	1,534,454
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.668%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	777,609	782,258
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.378%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	412,341	412,291
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	9,901,964	10,712,724
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	13,941,260	15,063,316
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	18,012,833	19,691,243
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	10,361,462	11,186,031
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (2)(4)	20,560,250	21,987,310
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	6,172	5,942
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	773	780
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	2,482,525	1,037,715
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.818%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,089,373	1,085,091
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.737%, 09/25/2034 (4)	1,790,095	1,796,643
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	5,224	5,416
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 0.298%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	9,333,869	8,858,102
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.839%, 10/25/2043 (4)	7,522,603	7,339,419
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	1,440,485	1,453,216
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	2,204,678	2,234,722
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	853,935	864,209
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	5,015,230	5,153,649
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	4,937,720	5,047,690
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	24,142,063	24,762,288
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	40,860,062	42,491,093
Series 2018-1, Class A1, 3.000%, 01/28/2058 (2)(4)	1,490,856	1,555,188
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	34,422,763	36,446,174
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	22,491,245	24,365,415
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	23,036,694	24,633,017
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	64,424,411	68,251,956
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,178,483	5,635,372
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,241,752	2,342,662
Series 2004-AR14, Class A1, 3.824%, 01/25/2035 (4)	5,347,668	5,386,033
Total Non-U.S. Government Agency Issues (Cost $554,334,367)		570,257,556	1.9%
Total Residential Mortgage-Backed Securities (Cost $6,132,440,565)		6,403,340,761	21.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	8,170,100	8,749,413
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,461,539
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,526,940
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	49,570,071
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	29,052,645
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	29,788,905
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	75,530,090
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	67,388,653
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	92,805,507
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	23,979,128
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	23,518,605
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	21,940,533
Series K063, Class A2, 3.430%, 01/25/2027 (4)	67,604,857	78,025,564
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	59,368,704
Series K065, Class A2, 3.243%, 04/25/2027	31,065,000	35,528,752
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	12,582,024
Series K067, Class A2, 3.194%, 07/25/2027	59,034,045	67,313,971
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	10,351,978
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	29,270,233
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	29,435,029
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	7,059,419
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,561,881
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	25,432,626
Series K076, Class A2, 3.900%, 04/25/2028	18,299,000	21,927,313
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	81,865,777
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	71,353,865
Series K080, Class A2, 3.926%, 07/25/2028 (4)	42,725,000	51,375,778
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	68,273,507
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	1,223,361
Series K084, Class A2, 3.780%, 10/25/2028 (4)	2,700,000	3,193,647
Series K085, Class A2, 4.060%, 10/25/2028 (4)	9,304,000	11,231,438
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	13,521,945
Total U.S. Government Agency Issues (Cost $1,059,988,844)		1,147,208,841	3.8%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	44,535,000	50,667,630
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	66,833,000	76,409,260
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	84,873,000	96,746,495
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	22,501,000	25,346,978
Benchmark Mortgage Trust,
Series 2020-B19, Class A5, 1.850%, 09/17/2053	53,725,000	55,214,751
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	46,415,000	50,058,169
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,732,980	32,237,083
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,888,123
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,361,490	6,856,291
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,838,590	18,383,962
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	59,202,541	64,015,482
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	34,430,000	38,650,584
Series 2017-P8, Class A4, 3.465%, 09/16/2050	22,000,000	25,016,550
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,645,284
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	19,677,928	20,949,803
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,250,536	20,918,071
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,804,644
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	9,226,075	9,644,175
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,789,828	17,338,017
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,170	11,078,208
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,755,000	11,379,506
Series 2017-C6, Class A5, 3.328%, 06/10/2050	12,800,000	14,399,360
Series 2020-C9, Class A5, 1.926%, 08/15/2053	10,177,000	10,548,429
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	37,675,945	38,630,650
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,500,000	27,529,135
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	18,102,913	18,913,290
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	5,204,968	5,316,385
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	11,490,066	11,846,701
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	2,068,533	2,104,113
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,283,587
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,532,250	1,658,653
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	29,020,000	31,357,761
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,627,940
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,943,989
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	8,062,041	8,450,375
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	7,456,682	7,859,014
Series 2015-C30, Class A5, 3.822%, 07/15/2048	22,658,000	25,441,771
Series 2015-C28, Class A4, 3.227%, 10/19/2048	16,688,500	18,125,161
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	9,000,000	10,211,927
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	39,198,556
Series 2012-C6, Class A4, 2.858%, 11/15/2045	21,770,180	22,382,971
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	6,148,843	6,554,351
Series 2013-C12, Class A3, 3.973%, 10/17/2046	16,211,562	17,224,323
Series 2014-C16, Class A5, 3.892%, 06/17/2047	25,000,000	27,198,917
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	13,315,787
Series 2016-C30, Class A5, 2.860%, 09/17/2049	18,082,000	19,470,629
Series 2017-C34, Class A4, 3.536%, 11/18/2052	41,287,079	46,662,145
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	16,328,185	17,148,719
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	20,943,186	22,114,251
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	19,895,789	21,886,770
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	51,184,583
Series 2017-C42, Class A4, 3.589%, 12/16/2050	7,315,000	8,388,138
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	1,950,000	2,216,278
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	25,511,363	25,884,443
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	3,878,333	3,960,845
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,729,164
Series 2014-C21, Class A5, 3.678%, 08/16/2047	34,719,000	37,969,598
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	39,419,962
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	5,692,592	5,990,469
Total Non-U.S. Government Agency Issues (Cost $1,346,612,540)		1,403,398,206	4.6%
Total Commercial Mortgage-Backed Securities (Cost $2,406,601,384)		2,550,607,047	8.4%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%, 08/15/2028	3,227,000	3,468,324
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	12,747,306
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	3,862,329	3,917,894
Series 1998-3, Class A5, 6.220%, 03/01/2030	77,109	78,495
Series 1998-4, Class A5, 6.180%, 04/01/2030	613,046	626,875
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	29,064,984
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	44,007,944
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	2,400,000	2,473,182
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	42,358,329
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	44,674,677
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A3, 1.490%, 12/16/2024	4,475,000	4,564,384
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	14,461,214
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	9,339	9,493
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,567,938
Series 2020-F, Class A, 0.930%, 08/15/2024 (2)	16,750,000	16,761,167
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	3,724,253	3,750,719
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	10,326,843	10,429,123
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	49,269,610
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	54,610,772	55,462,771
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	34,811,648	35,506,572
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	68,654,950	73,266,194
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	97,213,000	99,779,929
Verizon Owner Trust:
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	38,730,863
Series 2019-C, Class A1A, 1.940%, 04/20/2024	21,610,000	22,118,447
Total Asset Backed Securities (Cost $606,277,047)		628,096,434	2.1%
Total Long-Term Investments (Cost $27,472,296,615)		29,191,273,546	96.7%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.03% (5)	210,475,369	210,475,369
First American Government Obligations Fund, Class U, 0.07% (5)	1,409,200,000	1,409,200,000
Total Short-Term Investments (Cost $1,619,675,369)		1,619,675,369	5.4%
Total Investments (Cost $29,091,971,984)		30,810,948,915	102.1%
Liabilities in Excess of Other Assets		(627,220,580)	(2.1)%
TOTAL NET ASSETS		$30,183,728,335	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $5,066,719,761, which represents 16.79% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$6,273,187,826	$–	$6,273,187,826
Other Government Related Securities	–	74,435,040	–	74,435,040
Corporate Bonds	–	12,843,680,289	–	12,843,680,289
Municipal Bonds	–	417,926,149	–	417,926,149
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	5,833,083,205	–	5,833,083,205
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	570,257,556	–	570,257,556
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,147,208,841	–	1,147,208,841
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,403,398,206	–	1,403,398,206
Asset Backed Securities	–	628,096,434	–	628,096,434
Total Long-Term Investments	–	29,191,273,546	–	29,191,273,546
Short-Term Investments
Money Market Mutual Funds	1,619,675,369	–	–	1,619,675,369
Total Short-Term Investments	1,619,675,369	–	–	1,619,675,369
Total Investments	$1,619,675,369	$29,191,273,546	$–	$30,810,948,915

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.